401(k) PLAN	6 Months Ended
Jun. 30, 2014
401(k) PLAN

NOTE 11. 401(k) PLAN

Under the Company’s 401(k) plan, corporate participants may direct the investment of contributions to their accounts among certain investments. The Company matches individual employee 401(k) plan contributions at the rate of $0.50 for every dollar contributed by employees subject to a cap. The Company recorded matching contributions to the 401(k) plan of $1.6 million and $2.2 million during the six months ended June 30, 2013 and 2014 and $1.2 million, $1.5 million, and $2.7 million during the years ended December 31, 2011, 2012 and 2013, respectively, which are reflected in various operating expense lines within the accompanying consolidated statements of operations.

The Company also maintains a multiple employer defined contribution plan, which covers serviced employees for client companies electing to participate in the plan and for its internal staff employees. The Company contributes, on behalf of each participating client, varying amounts based on the clients’ policies and serviced employee elections.